UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
June 30, 2017 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 25.4% *
American Outdoor Brands Corp. (a)(c)	385,000	$8,531,600
The Boeing Co. (c)	24,600	4,864,650
General Dynamics Corp. (c)	37,000	7,329,700
Honeywell International Inc. (c)	55,000	7,330,950
L3 Technologies Inc	15,000	2,506,200
Lockheed Martin Corp. (c)	20,000	5,552,200
Northrop Grumman Corp.	27,500	7,059,525
Raytheon Co. (c)	60,000	9,688,800
Rolls-Royce Holdings PLC (a)(b)	99,651	1,156,439
Sturm, Ruger & Co., Inc.	21,000	1,305,150
United Technologies Corp.	35,000	4,273,850
		59,599,064
Alcoholic Beverages - 21.0%
AMBEV SA - ADR (b)	298,800	1,640,412
Anheuser-Busch InBev SA/NV (b)	44,500	4,915,361
The Boston Beer Co., Inc. - Class A (a)	10,000	1,321,500
Brown-Forman Corp. - Class B (c)	120,000	5,832,000
Carlsberg A/S - Class B (b)	28,000	2,991,237
Constellation Brands, Inc. - Class A (c)	50,000	9,686,500
Diageo PLC - ADR (b)	50,000	5,991,500
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	25,000
Heineken N.V. (b)	90,000	8,750,828
Molson Coors Brewing Co. - Class B	70,000	6,043,800
Pernod Ricard S.A. (b)	15,000	2,008,760
		49,206,898
Casinos, Gambling & Lotteries - 27.9% *
Boyd Gaming Corp. (a)(c)	144,300	3,580,083
Churchill Downs Inc.	23,000	4,215,900
Galaxy Entertainment Group Ltd. (b)	1,300,000	7,892,462
Gaming and Leisure Properties, Inc.	35,967	1,354,877
Ladbrokes PLC (b)	697,738	1,040,546
Las Vegas Sands Corp. (c)	178,500	11,404,365
Melco Crown Entertainment Ltd. - ADR (b)(c)	265,900	5,969,455
MGM China Holdings Ltd. (b)	600,000	1,334,110
MGM Resorts International (c)	303,000	9,480,870
Penn National Gaming, Inc. (a)	58,000	1,241,200
Sands China Ltd. (b)	724,800	3,318,830
SJM Holdings Ltd. (b)	750,000	790,591
William Hill PLC (b)	345,627	1,144,317
Wynn Macau, Ltd. (b)	874,600	2,043,267
Wynn Resorts, Ltd. (c)	80,000	10,729,600
		65,540,473
Tobacco Manufacturing - 22.8%
Altria Group, Inc. (c)	170,300	12,682,241
British American Tobacco PLC - ADR (b)	100,000	6,854,000
Imperial Tobacco Group PLC (b)	212,896	9,562,268
Philip Morris International Inc. (c)	102,500	12,038,625
Reynolds American Inc.	175,000	11,382,000
Universal Corp.	10,500	679,350
Vector Group Ltd.	12,700	270,764
		53,469,248
Total Common Stocks (Cost $174,826,972)		227,815,683

PREFERRED STOCKS - 2.3%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (a)(b)	7,075,221	922
Alcoholic Beverages - 2.3%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)(g)(h)	5,000	375,000
Total Preferred Stocks (Cost $9,984,156)		5,350,922

	Principal
CORPORATE BOND - 0.0%	Amount
Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc. (e)(f)(h)		–
Maturity Date 11/24/2020, Coupon Rate 12.00%	$1,500,000
Total Corporate Bond (Cost $1,500,000)		–

WARRANTS - 0.0%	Shares
Bio Soil Enhancers, Inc. (a)(e)(f)(h)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 1.3%
Investment Company - 1.3%
Fidelity Institutional Government Portfolio - Class I, 0.81% (d)	2,977,631	2,977,631
Total Short-Term Investment (Cost $2,977,631)		2,977,631

Total Investments (Cost $189,288,759) - 100.7%		236,144,986
Liabilities in Excess of Other Assets - (0.7)%		(1,544,761)
TOTAL NET ASSETS - 100.0%		$234,600,225

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2017 the fair value of collateral is $69,137,477.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2017.
(e)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At June 30, 2017, the value of these securities total $5,375,750 which represents 2.29% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer.
(h)	Level 3 Security.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

USA Mutuals Vice Fund
Schedule of Options Written
June 30, 2017 (Unaudited)

WRITTEN CALL OPTIONS 1.3%	Contracts	Value
Altria Group, Inc.:
Expiration: September, 2017, Exercise Price: $75.00	576	$110,016
Expiration: September, 2017, Exercise Price: $77.50	500	45,500
American Outdoor Brands Corp.:
Expiration: September, 2017, Exercise Price: $22.50	875	111,125
Expiration: September, 2017, Exercise Price: $25.00	2,533	111,452
The Boeing Co.:
Expiration: July, 2017, Exercise Price: $180.00	50	94,750
Boyd Gaming Corp.:
Expiration: September, 2017, Exercise Price: $25.00	200	25,000
Expiration: September, 2017, Exercise Price: $26.00	100	7,750
Brown-Forman Corp.:
Expiration: September, 2017, Exercise Price: $60.00	100	7,000
Constellation Brands, Inc.:
Expiration: July, 2017, Exercise Price: $170.00	135	339,120
Expiration: July, 2017, Exercise Price: $175.00	95	197,600
General Dynamics Corp.:
Expiration: August, 2017, Exercise Price: $210.00	100	9,300
Honeywell International Inc.:
Expiration: September, 2017, Exercise Price: $135.00	100	28,200
Las Vegas Sands Corp.:
Expiration: August, 2017, Exercise Price: $60.00	200	105,400
Expiration: September, 2017, Exercise Price: $65.00	313	84,510
Expiration: September, 2017, Exercise Price: $67.50	100	15,300
Lockheed Martin Corp.:
Expiration: September, 2017, Exercise Price: $290.00	100	22,500
Melco Crown Entertainment Ltd.:
Expiration: July, 2017, Exercise Price: $17.68	250	121,250
Expiration: July, 2017, Exercise Price: $18.68	750	292,500
Expiration: July, 2017, Exercise Price: $19.68	539	156,310
Expiration: October, 2017, Exercise Price: $25.00	200	14,600
MGM Resorts International:
Expiration: July, 2017, Exercise Price: $32.00	250	15,750
Expiration: August, 2017, Exercise Price: $32.00	750	95,250
Expiration: August, 2017, Exercise Price: $33.00	650	61,750
Expiration: September, 2017, Exercise Price: $33.00	750	87,750
Expiration: September, 2017, Exercise Price: $34.00	200	15,400
Expiration: September, 2017, Exercise Price: $35.00	250	15,000
Philip Morris International Inc.:
Expiration: September, 2017, Exercise Price: $115.00	59	29,795
Expiration: September, 2017, Exercise Price: $120.00	741	200,070
Expiration: September, 2017, Exercise Price: $125.00	175	17,675
Raytheon Co.:
Expiration: August, 2017, Exercise Price: $165.00	200	53,200
Wynn Resorts, Ltd.:
Expiration: September, 2017, Exercise Price: $135.00	700	576,800
Total Written Call Options (Premiums received $2,686,961)		$3,067,623

Options held at Interactive Brokers since not centrally cleared, to be in accordance with Regs. Changes effective for August 31 period ends.

Summary of Fair Value Exposure at June 30, 2017
The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vice Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of June 30, 2017 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, and other factors provided by the underlying companies. The valuation methodology used for the period ended June 30, 2017, considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments.  Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments and options written as of June 30, 2017:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$227,790,683	$-	$25,000	$227,815,683
Preferred Stocks	-	-	5,350,922	5,350,922
Corporate Bond	-	-	-	-
Warrants	-	-	750	750
Short-Term Investment	2,977,631	-	-	2,977,631
Total*	$230,768,314	$-	$5,376,672	$236,144,986

Options Written	$(2,482,813)	$(584,810)	$-	$(3,067,623)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Vice Fund. It is the Vice Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2017
Fair Value as of 3/31/2017	$6,125,750
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(750,000)
Purchases	922
Sales	-
Transfer into Level 3*	-
Transfer out of Level 3*	-
Fair Value as of 6/30/2017	$5,376,672

Total change in net unrealized (depreciation) relating to Level 3 investments still held at June 30, 2017	$(750,000)

*Transfers between levels are recognized at the end of the reporting period.
The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2017:

Investments	Fair Value as of June 30, 2017	Valuation Technique	Unobservable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Projected Case Sales
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Projected Case Sales

Zodiac Spirits, LLC - Class A - Preferred	$375,000	Discounted Cash Flow	Projected Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$-	Cash Flow	Projected Revenue
Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Projected Revenue Multiple

Summary of Derivative Exposure at June 30, 2017

The Vice Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Fund's investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of June 30, 2017:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of RecognizedLiabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral (Pledged) /Received	Net Amount

Vice Fund
Written Options	$ 3,067,623	$ -	$ 3,067,623	$ (3,067,623)	$ -	$ -

The number of option contracts written and the premiums received by the Vice Fund during the period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	10,169	$1,588,835
Options written	15,223	2,888,061
Options expired	(1,247)	(162,494)
Options covered	(7,050)	(932,192)
Options exercised	(4,554)	(695,249)
Options outstanding, end of period	12,541	$2,686,961

The number of option contracts purchased and the premiums paid by the Vice Fund during the period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding, beginning of period	-	$-
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of June 30, 2017:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	$(3,067,623)
equity contracts

The following is a summary of the effect of derivative investments for the period ended June 30, 2017:

Derivative Investment Type	Realized Gain (Loss) on Options
Vice Fund
Written Options -	$ (685,970)
equity contracts

Derivative Investment Type	Change in Unrealized Apprecation/ Depreciation on Options
Vice Fund
Written Options -	$ 148,092
equity contracts

The USA Mutuals Vice Fund cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$189,288,759
Premiums on options written	2,686,961
Gross unrealized appreciation	61,915,822
Gross unrealized depreciation	(15,059,595)
Net unrealized appreciation	$46,856,227

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)  /s/ Michael Loukas
   Michael Loukas, President

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael Loukas
   Michael Loukas, President

Date  August 25, 2017

By (Signature and Title)  /s/ Gerald Sullivan
Gerald Sullivan, Treasurer

Date  August 23, 2017